DEBT - Narrative (Details) $ in Thousands					1 Months Ended	6 Months Ended
	Jan. 06, 2025 USD ($)	Dec. 13, 2024 USD ($)	Nov. 13, 2024 USD ($) vessel	Oct. 18, 2024 USD ($) vessel	Oct. 31, 2024 vessel	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 22, 2024 USD ($)	Nov. 10, 2022 USD ($)
Debt Instrument [Line Items]
Proceeds from short-term and long-term debt						$ 135,892	$ 0
Number of vessels assumed in sale and leaseback transaction | vessel			2
Number of vessels delivered | vessel					1
Kool Tiger
Debt Instrument [Line Items]
Number of vessels delivered | vessel				1
NewBuild pre-delivery facility | Line of Credit
Debt Instrument [Line Items]
Line of credit								$ 71,900
Huaxia Sale and Leaseback | Line of Credit | Kool Tiger
Debt Instrument [Line Items]
Sale leaseback transaction, assets sold, consideration received				$ 179,500
Sale leaseback transaction, lease term				10 years
Sale transaction, repurchase obligation				$ 82,500
Huaxia Sale and Leaseback | Line of Credit | GAIL Sagar
Debt Instrument [Line Items]
Sale leaseback transaction, assets sold, consideration received	$ 207,800
Sale leaseback transaction, lease term	14 years
Sale transaction, repurchase obligation	$ 50,500
Secured Debt | Senior Secured Reducing Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount		$ 570,000
Basis spread on debt		2.00%
Debt instrument, maximum borrowing capacity		$ 12,100
Line of credit						428,100		447,200
Secured Debt | Term loan facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount										$ 520,000
Secured Debt | Upsized term loan facility | Line of Credit
Debt Instrument [Line Items]
Line of credit						$ 591,100		$ 623,200
Maximum borrowing capacity									$ 200,000
Proceeds from short-term and long-term debt			$ 200,000